Significant Accounting Policies - Consolidated VIEs (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shareholder subsidiary	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
VIEs
Interest-free loans to nominee shareholders of VIEs	$ 294,900,000	$ 262,200,000
Aggregate accumulated (loss) income	32,200,000	(34,900,000)
Results of operations of the VIEs and their subsidiaries
Net revenues	2,108,327,000	1,583,884,000	$ 1,030,936,000
Net income (loss)	426,326,000	349,563,000	277,308,000
Net increase (decrease) in cash and cash equivalents
Net cash provided by (used in) operating activities	311,037,000	596,290,000	443,649,000
Net cash used in investing activities	(447,909,000)	(987,947,000)	945,798,000
Net cash provided by financing activities	(408,514,000)	886,970,000	(603,410,000)
Net increase (decrease) in cash, cash equivalents and restricted cash	(563,871,000)	557,772,000	744,840,000
Restricted cash	97,032,000	216,151,000
Accrued expenses and other current liabilities	540,807,000	446,779,000
Amount due to customers related to SINA Pay	97,032,000	216,151,000
Income taxes payable	115,725,000	102,458,000
Short-term bank loans	$ 78,229,000	89,309,000
Number of wholly owned subsidiaries established to engage directly in advertising business | subsidiary	2
Service fees revenue charged by wholly owned subsidiaries	$ 985,600,000	784,800,000	467,600,000
Consolidated VIEs
Assets and liabilities of the VIEs and their subsidiaries
Total assets	1,142,515,000	1,007,355,000
Total liabilities	748,354,000	689,459,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,842,602,000	1,372,419,000	893,010,000
Net income (loss)	67,063,000	35,649,000	(26,627,000)
Net increase (decrease) in cash and cash equivalents
Net cash provided by (used in) operating activities	(84,961,000)	(78,813,000)	139,225,000
Net cash used in investing activities	(443,588,000)	(70,971,000)	(152,719,000)
Net cash provided by financing activities	399,182,000	128,730,000	37,021,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(129,367,000)	(21,054,000)	$ 23,527,000
Cash, cash equivalents and short-term investments	184,600,000	187,400,000
Restricted cash	97,000,000	216,200,000
Accrued expenses and other current liabilities	400,700,000	327,100,000
Amount due to customers related to SINA Pay	97,000,000	216,200,000
Income taxes payable	31,500,000	29,000,000
Deferred revenues	97,800,000	99,000,000
Short-term bank loans	59,200,000	0
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Registered capital and PRC statutory reserves of VIEs	$ 374,200,000	$ 336,800,000
Term of loan agreements (in years)	10 years
Period of due date of the last guaranteed debt (in years)	3 years
Term of trademark license agreements (in years)	1 year
ICP Company
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 121,700,000
StarVI
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	3
Registered capital	$ 1,200,000
IAD Company
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	2
Registered capital	$ 24,800,000
Weimeng
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	4
Registered capital	$ 84,900,000
Weibo Interactive
Net increase (decrease) in cash and cash equivalents
Registered capital	8,700,000
SINA Pay
Net increase (decrease) in cash and cash equivalents
Registered capital	15,700,000
Weiju
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 3,700,000